Investments in associates - Disclosure of investments accounted for using equity method (Details) - Investments accounted for using equity method [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Aggregate amount of the Company's share of net loss	$ (2,286)	$ (1,981)
Aggregate amount of the Company's share of other comprehensive loss	0	(33)
Aggregate carrying value of investments	12,999	9,636
Aggregate fair value of investments	$ 45,426	$ 20,951